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Roundhill Generative AI & Technology ETF
ROUNDHILL GENERATIVE AI & TECHNOLOGY ETF - FUND SUMMARY
Investment Objective
The Roundhill Generative AI & Technology ETF (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (Shares). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Roundhill Generative AI & Technology ETF Roundhill Generative AI & Technology ETF
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.75%
[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Roundhill Generative AI & Technology ETF | Roundhill Generative AI & Technology ETF | USD ($)	77	240

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Funds performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (ETF) that seeks to achieve its investment objective by investing in the equity securities of exchange-listed companies globally, including those in emerging markets, which are involved in the investment theme of artificial intelligence (AI), focused on generative AI and related technologies.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of AI and Technology Companies (defined below). The Funds 80% policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days notice prior to any such change.

Overview of Generative AI:

AI refers to computer simulation of human intelligence in computers that are programmed to think and learn like humans. It is a branch of computer science that deals with the creation of intelligent machines that work and react like humans. Some of the key techniques used in AI include:

● machine learning - learning a new task without being specifically programmed to do it,

● deep learning - learning by example,

● natural language processing - understanding human language text or speech,

● computer vision - interpreting and understanding the visual world (e.g., distinguishing faces), and

● expert systems - which simulate the judgment and behavior of humans with expertise in a particular field (e.g., medicine).

AI has a wide range of applications, such as self-driving cars, speech recognition, image recognition, natural language understanding, decision-making, and many more. With the advancement of technology and the increasing amount of data available, AI is becoming increasingly important in many industries.

More specifically, generative AI refers to a set of technologies where computer systems can generate original content based on the data they have been trained in response to prompts from a user. It uses a type of deep learning called generative adversarial networks and has a wide range of applications, including creating images, text, and audio.

AI and Technology Companies. For purposes of the Funds 80% requirement, the Fund considers a company to be an AI Company or a Technology Company if it derives 50% or more of its revenue in one or more of the following proprietary sectors: (i) AI software and/or generative AI software, (ii) cloud infrastructure services (e.g., services that provide infrastructure-as-a-service to support the training of AI models), (iii) AI semiconductors (e.g., designing and manufacturing of key semiconductors for AI applications), (iv) network infrastructure (e.g., development of servers, storage, and networking equipment relevant for training and running generative AI models), (v) AI services (e.g., consulting and implementation services for generative AI software), (vi) software and information technology services companies, (vii) manufacturers and distributors of technology hardware and equipment (e.g., communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments), (viii) semiconductors and semiconductor equipment, (ix) interactive media and services, and (x) diversified consumer services, broadline retail, and entertainment companies involved in the foregoing.

Portfolio Construction:

The Fund’s sub-adviser, Roundhill Financial Inc. (the Sub-Adviser), uses a proprietary methodology in an attempt to assess companies best positioned to benefit from the anticipated growth of generative AI and related technologies. The Sub-Adviser utilizes a proprietary exposure score (e.g., from 1 to 100) to assess the relevance of companies to generative AI, including a transcript score and sector score.

The transcript score utilizes proprietary keyword analysis from publicly available documents including company filings, transcripts, presentations, and press releases to identify references to various AI and related technology terms.

The sector score utilizes a proprietary sector methodology to categorize companies related to AI, including AI software, cloud infrastructure services, semiconductors, network infrastructure and AI services. The score assesses the materiality of generative AI and related technologies to the company’s expected financial performance, including revenue, profit and research and development (R&D) spending. Companies that are expected to derive 50% or more of their revenue or profit from generative AI and related technologies or invest 50% or more of their R&D budget into these areas receive the highest score. Companies expected to derive at least 10% and up to 50% of revenue and profit from generative AI and related technologies or invest at least 10% and up to 50% of their R&D budget in these areas receive a lesser score. Companies expected to derive no more than 10% of revenue and profit or invest no more than 10% of their R&D budget in generative AI and related technologies receive the lowest score.

The transcript score and sector score are combined to create an aggregate exposure score and are weighted by their exposure to the score subject to market capitalization (at least $250 million in market capitalization) and liquidity constraints (a minimum average daily trading volume of at least $500,000). As a result, the Fund’s investments may include micro-, small-, medium- and large-capitalization companies.

The Fund’s portfolio will generally consist of between 25 and 50 securities. The Fund may invest in foreign securities directly or indirectly via depositary receipts (e.g., American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)).

The Fund will operate as a non-diversified fund under the Investment Company Act of 1940, as amended (the 1940 Act), which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in securities of companies with principal business activities in groups of industries that comprise the technology sector.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.roundhillinvestments.com/etf/chat.